Guarantor and Non-Guarantor Financial Statements (Tables)	6 Months Ended
Jun. 30, 2014
Text Block [Abstract]
Condensed Consolidating Balance Sheet

Condensed Consolidating Balance Sheet (Unaudited)

June 30, 2014

(in thousands)

			Parent
	UCI Holdings		Guarantor	Issuer		Non-
	Limited		UCI Holdings	UCI	Guarantor	Guarantor
	Consolidated	Eliminations	Limited	International	Subsidiaries	Subsidiaries
Assets
Current assets
Cash and cash equivalents	$32,764	$—	$1	$3,026	$18,254	$11,483
Intercompany receivables - current	—	(238,544)	1,070	178,385	31,783	27,306
Accounts receivable, net	220,177	—	—	—	198,636	21,541
Related party receivables	22,213	—	—	—	22,213	—
Inventories	229,458	—	—	—	200,036	29,422
Deferred tax assets	31,083	—	—	1,466	28,128	1,489
Other current assets	32,604	—	—	2,516	23,182	6,906

Total current assets	568,299	(238,544)	1,071	185,393	522,232	98,147
Property, plant and equipment, net	175,307	—	—	—	128,781	46,526
Investment in subsidiaries	—	(914,958)	162,894	649,184	102,880	—
Goodwill	309,553	—	—	—	278,571	30,982
Other intangible assets, net	323,199	—	—	—	316,614	6,585
Intercompany receivables - non-current	—	(105,005)	100,000	—	5,005	—
Deferred financing costs, net	13,124	—	—	13,124	—	—
Other long-term assets	1,598	—	—	—	799	799

Total assets	$1,391,080	$(1,258,507)	$263,965	$847,701	$1,354,882	$183,039

Liabilities and shareholder’s equity
Current liabilities
Accounts payable	$157,202	$—	$—	$—	$129,122	$28,080
Current maturities of long-term debt	3,163	—	—	3,000	159	4
Related party payables	696	—	24	—	1	671
Intercompany payables - current	—	(238,544)	—	730	208,020	29,794
Product returns liability	41,275	—	—	—	40,986	289
Interest payable	13,081	—	—	13,081	—	—
Accrued expenses and other current liabilities	56,161	—	75	128	46,252	9,706

Total current liabilities	271,578	(238,544)	99	16,939	424,540	68,544
Long-term debt, less current maturities	686,488	—	—	686,029	431	28
Long-term related party payables	361	—	—	—	361	—
Pension and other post-retirement liabilities	59,995	—	—	—	59,186	809
Deferred tax liabilities	106,026	—	—	(18,161)	119,404	4,783
Intercompany payables - non-current	—	(105,005)	—	—	100,000	5,005
Other long-term liabilities	2,766	—	—	—	1,776	990
Total shareholder’s equity (deficit)	263,866	(914,958)	263,866	162,894	649,184	102,880

Total liabilities and shareholder’s equity (deficit)	$1,391,080	$(1,258,507)	$263,965	$847,701	$1,354,882	$183,039

Condensed Consolidating Balance Sheet

December 31, 2013

(in thousands)

			Parent
	UCI Holdings		Guarantor	Issuer		Non-
	Limited		UCI Holdings	UCI	Guarantor	Guarantor
	Consolidated	Eliminations	Limited	International	Subsidiaries	Subsidiaries
Assets
Current assets
Cash and cash equivalents	$76,619	$—	$1	$3,026	$57,407	$16,185
Intercompany receivables - current	—	(237,446)	—	191,260	25,594	20,592
Accounts receivable, net	221,872	—	—	—	203,577	18,295
Related party receivables	17,179	—	—	—	17,179	—
Inventories, net	202,412	—	—	—	173,253	29,159
Deferred tax assets	30,256	—	—	1,456	27,887	913
Other current assets	22,776	—	—	2,156	14,619	6,001

Total current assets	571,114	(237,446)	1	197,898	519,516	91,145
Property, plant and equipment, net	168,772	—	—	—	125,462	43,310
Investment in subsidiaries	—	(966,882)	195,733	671,628	99,521	—
Goodwill	309,703	—	—	—	278,569	31,134
Other intangible assets, net	373,433	—	—	—	366,333	7,100
Intercompany receivables non-current	—	(105,071)	100,066	—	5,005	—
Deferred financing costs, net	14,622	—	—	14,622	—	—
Other long-term assets	4,115	—	—	—	3,344	771

Total assets	$1,441,759	$(1,309,399)	$295,800	$884,148	$1,397,750	$173,460

Liabilities and shareholder’s equity
Current liabilities
Accounts payable	$152,052	$—	$—	$—	$119,775.0	$32,277.0
Current maturities of long-term debt	3,176	—	—	3,000	176	—
Related party payables	587	—	17	—	191	379
Intercompany payables - current	—	(237,446)	—	1,317	213,079	23,050
Product returns liability	42,031	—	—	—	41,758	273
Interest payable	13,081	—	—	13,081	—	—
Accrued expenses and other current liabilities	58,665	—	1	800	51,773	6,091

Total current liabilities	269,592	(237,446)	18	18,198	426,752	62,070
Long-term debt, less current maturities	687,860	—	—	687,379	461	20
Long-term related party payables	361	—	—	—	361	—
Pension and other post-retirement liabilities	62,256	—	—	—	61,448	808
Deferred tax liabilities	122,983	—	—	(17,162)	135,140	5,005
Intercompany payables - non-current	—	(105,071)	—	—	100,066	5,005
Other long-term liabilities	2,925	—	—	—	1,894	1,031
Total shareholder’s equity (deficit)	295,782	(966,882)	295,782	195,733	671,628	99,521

Total liabilities and shareholder’s equity (deficit)	$1,441,759	$(1,309,399)	$295,800	$884,148	$1,397,750	$173,460

Condensed Consolidating Statement of Comprehensive Income (Loss)

Condensed Consolidating Statement of Comprehensive Income (Loss) (Unaudited)

Three Months Ended June 30, 2014

(in thousands)

			Parent
	UCI Holdings		Guarantor	Issuer		Non-
	Limited		UCI Holdings	UCI	Guarantor	Guarantor
	Consolidated	Eliminations	Limited	International	Subsidiaries	Subsidiaries
Net sales	$251,497	$(45,784)	$—	$—	$236,480	$60,801
Cost of sales	211,872	(45,784)	—	(20)	207,245	50,431

Gross profit	39,625	—	—	20	29,235	10,370
Operating expenses
Selling, general and administrative	(16,544)	—	(57)	(88)	(14,406)	(1,993)
Amortization of acquired intangible assets	(5,548)	—	—	—	(5,309)	(239)
Restructuring costs, net	(4,268)	—	—	—	(4,134)	(134)
Trademark impairment loss	(38,000)	—	—	—	(38,000)	—

Operating (loss) income	(24,735)	—	(57)	(68)	(32,614)	8,004
Other expense
Interest (expense) income, net	(14,860)	—	(1,119)	(13,761)	(1)	21
Intercompany interest	—	—	504	5,569	(6,011)	(62)
Miscellaneous, net	(1,463)	—	—	—	(1,530)	67

(Loss) income before income taxes	(41,058)	—	(672)	(8,260)	(40,156)	8,030
Income tax benefit (expense)	15,458	—	(446)	3,257	14,915	(2,268)

Net (loss) income before equity in earnings of subsidiaries	(25,600)	—	(1,118)	(5,003)	(25,241)	5,762
Equity (deficit) in earnings of subsidiaries	—	38,199	(24,482)	(19,479)	5,762	—

Net (loss) income	$(25,600)	$38,199	$(25,600)	$(24,482)	$(19,479)	$5,762

Comprehensive (loss) income	$(24,595)	$34,516	$(20,532)	$(24,598)	$(19,595)	$5,614

Condensed Consolidating Statement of Comprehensive Income (Loss) (Unaudited)

Three Months Ended June 30, 2013

(in thousands)

			Parent
	UCI Holdings		Guarantor	Issuer		Non-
	Limited		UCI Holdings	UCI	Guarantor	Guarantor
	Consolidated	Eliminations	Limited	International	Subsidiaries	Subsidiaries
Net sales	$252,411	$(33,801)	$—	$—	$237,559	$48,653
Cost of sales	211,605	(33,801)	—	—	202,504	42,902

Gross profit	40,806	—	—	—	35,055	5,751
Operating expenses
Selling, general and administrative	(20,025)	—	—	(1,168)	(17,093)	(1,764)
Amortization of acquired intangible assets	(5,543)	—	—	—	(5,309)	(234)
Restructuring costs, net	(1,789)	—	—	—	(865)	(924)

Operating income (loss)	13,449	—	—	(1,168)	11,788	2,829
Other expense
Interest expense, net	(10,683)	—	—	(13,565)	(4)	2,886
Intercompany interest	—	—	—	5,569	(5,495)	(74)
Miscellaneous, net	674	—	(2)	—	(1,378)	2,054

Income (loss) before income taxes	3,440	—	(2)	(9,164)	4,911	7,695
Income tax (expense) benefit	(1,779)	—	—	3,023	(2,970)	(1,832)

Net income (loss) before equity in earnings of subsidiaries	1,661	—	(2)	(6,141)	1,941	5,863
(Deficit) equity in earnings of subsidiaries	—	(15,330)	1,663	7,804	5,863	—

Net income (loss)	$1,661	$(15,330)	$1,661	$1,663	$7,804	$5,863

Comprehensive income (loss)	$2,188	$7,055	$(21,145)	$2,190	$8,331	$5,757

Condensed Consolidating Statement of Comprehensive Income (Loss) (Unaudited)

Six Months Ended June 30, 2014

(in thousands)

			Parent
	UCI Holdings		Guarantor	Issuer		Non-
	Limited		UCI Holdings	UCI	Guarantor	Guarantor
	Consolidated	Eliminations	Limited	International	Subsidiaries	Subsidiaries
Net sales	$503,121	$(82,989)	$—	$—	$472,634	$113,476
Cost of sales	430,929	(82,989)	—	(26)	418,663	95,281

Gross profit	72,192	—	—	26	53,971	18,195
Operating expenses
Selling, general and administrative	(34,703)	—	(57)	(270)	(30,516)	(3,860)
Amortization of acquired intangible assets	(11,095)	—	—	—	(10,618)	(477)
Restructuring costs, net	(8,377)	—	—	—	(8,134)	(243)
Trademark impairment loss	(38,000)	—	—	—	(38,000)	—

Operating (loss) income	(19,983)	—	(57)	(244)	(33,297)	13,615
Other expense
Interest (expense) income, net	(33,811)	—	(6,360)	(27,487)	(6)	42
Intercompany interest	—	—	996	11,137	(12,009)	(124)
Miscellaneous, net	(3,021)	—	1	—	(3,096)	74

(Loss) income before income taxes	(56,815)	—	(5,420)	(16,594)	(48,408)	13,607
Income tax benefit (expense)	18,673	—	(23)	6,185	16,291	(3,780)

Net (loss) income before equity in earnings of subsidiaries	(38,142)	—	(5,443)	(10,409)	(32,117)	9,827
Equity (deficit) in earnings of subsidiaries	—	45,162	(32,699)	(22,290)	9,827	—

Net (loss) income	$(38,142)	$45,162	$(38,142)	$(32,699)	$(22,290)	$9,827

Comprehensive (loss) income	$(31,916)	$23,098	$(9,379)	$(32,836)	$(22,427)	$9,628

Condensed Consolidating Statement of Comprehensive Income (Loss) (Unaudited)

Six Months Ended June 30, 2013

(in thousands)

			Parent
	UCI Holdings		Guarantor	Issuer		Non-
	Limited		UCI Holdings	UCI	Guarantor	Guarantor
	Consolidated	Eliminations	Limited	International	Subsidiaries	Subsidiaries
Net sales	$498,268	$(61,789)	$—	$—	$470,012	$90,045
Cost of sales	418,756	(61,789)	—	—	399,949	80,596

Gross profit	79,512	—	—	—	70,063	9,449
Operating expenses
Selling, general and administrative	(45,328)	—	—	(6,170)	(34,931)	(4,227)
Amortization of acquired intangible assets	(11,087)	—	—	—	(10,619)	(468)
Restructuring costs, net	(2,109)	—	—	—	(909)	(1,200)

Operating income (loss)	20,988	—	—	(6,170)	23,604	3,554
Other expense
Interest expense, net	(24,138)	—	—	(27,047)	(8)	2,917
Intercompany interest	—	—	—	11,137	(10,984)	(153)
Miscellaneous, net	(657)	—	(1)	—	(2,706)	2,050

(Loss) income before income taxes	(3,807)	—	(1)	(22,080)	9,906	8,368
Income tax benefit (expense)	411	—	—	7,734	(4,965)	(2,358)

Net (loss) income before equity in earnings of subsidiaries	(3,396)	—	(1)	(14,346)	4,941	6,010
(Deficit) equity in earnings of subsidiaries	—	(13,566)	(3,395)	10,951	6,010	—

Net (loss) income	$(3,396)	$(13,566)	$(3,396)	$(3,395)	$10,951	$6,010

Comprehensive (loss) income	$(2,372)	$3,100	$(20,845)	$(2,371)	$11,975	$5,769

Condensed Consolidating Statement of Cash Flows

Condensed Consolidating Statement of Cash Flows (Unaudited)

Six Months Ended June 30, 2014

(in thousands)

			Parent
	UCI Holdings		Guarantor	Issuer		Non-
	Limited		UCI Holdings	UCI	Guarantor	Guarantor
	Consolidated	Eliminations	Limited	International	Subsidiaries	Subsidiaries
Net cash (used in) provided by operating activities	$(21,679)	$—	$—	$1,500	$(27,344)	$4,165

Cash flows from investing activities:
Capital expenditures	(21,522)	—	—	—	(17,734)	(3,788)
Proceeds from sale of property, plant and equipment	893	—	—	—	402	491

Net cash used in investing activities	(20,629)	—	—	—	(17,332)	(3,297)
Cash flows from financing activities:
Debt repayments	(1,534)	—	—	(1,500)	(30)	(4)
Intercompany dividends received (paid)	—	—	—	—	5,553	(5,553)

Net cash (used in) provided by financing activities	(1,534)	—	—	(1,500)	5,523	(5,557)
Effect of exchange rate changes on cash	(13)	—	—	—	—	(13)

Net decrease in cash and cash equivalents	(43,855)	—	—	—	(39,153)	(4,702)
Cash and cash equivalents at beginning of period	76,619	—	1	3,026	57,407	16,185

Cash and cash equivalents at end of period	$32,764	$—	$1	$3,026	$18,254	$11,483

Condensed Consolidating Statement of Cash Flows (Unaudited)

Six Months Ended June 30, 2013

(in thousands)

			Parent
	UCI Holdings		Guarantor	Issuer		Non-
	Limited		UCI Holdings	UCI	Guarantor	Guarantor
	Consolidated	Eliminations	Limited	International	Subsidiaries	Subsidiaries
Net cash provided by (used in) operating activities	$5,420	$—	$—	$(22,514)	$22,658	$5,276

Cash flows from investing activities:
Capital expenditures	(16,192)	—	—	—	(14,836)	(1,356)
Proceeds from sale of property, plant and equipment	23	—	—	—	4	19

Net cash used in investing activities	(16,169)	—	—	—	(14,832)	(1,337)
Cash flows from financing activities:
Debt repayments	(1,533)	—	—	(1,500)	(32)	(1)
Change in intercompany indebtedness	—	—	—	—	36	(36)

Net cash (used in) provided by financing activities	(1,533)	—	—	(1,500)	4	(37)
Effect of exchange rate changes on cash	2	—	—	—	—	2

Net (decrease) increase in cash and cash equivalents	(12,280)	—	—	(24,014)	7,830	3,904
Cash and cash equivalents at beginning of period	78,917	—	1	61,565	4,921	12,430

Cash and cash equivalents at end of period	$66,637	$—	$1	$37,551	$12,751	$16,334